BALANCE SHEET COMPONENTS - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 503	$ 769
Less: accumulated depreciation	(480)	(654)
Total property and equipment—net	23	115
Computer and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	191	191
Capitalized software
Property, Plant and Equipment [Line Items]
Total property and equipment	89	89
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	76	151
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 147	$ 338